Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
Entity Central Index Key	0000834798
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005510
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Investor Class
Trading Symbol	PRSVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Investor Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the style-specific Russell 2000 Value Index, stock selection in the industrials and business services sector was the leading contributor to relative performance. Strong demand from aerospace and defense markets supported share gains for RBC Bearings, a niche supplier of ball bearings and related products. The energy sector also added value due to stock choices, particularly our holding in UK oil field services provider TechnipFMC, which benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in financials detracted from relative results. Investor concerns regarding the regional bank Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. The health care sector also weighed on relative results, mainly due to stock choices. Our holding in diagnostic testing company QuidelOrtho hindered performance.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research and face-to-face meetings with company management are critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (Investor Class)	8.22%	6.62%	9.70%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Value Index (Strategy Benchmark)	12.59	8.88	9.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,037,617,000
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 42,591,000
InvestmentCompanyPortfolioTurnover	36.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,037,617 Number of Portfolio Holdings382
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	13.0
Health Care	11.4
Consumer Discretionary	10.4
Real Estate	8.8
Information Technology	8.5
Energy	6.7
Materials	5.8
Utilities	5.5
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Columbia Banking System	1.9%
Pinnacle Financial Partners	1.7
PennyMac Financial Services	1.4
Texas Capital Bancshares	1.1
Cytokinetics	1.1
CareTrust REIT	0.9
HA Sustainable Infrastructure Capital	0.9
Viavi Solutions	0.9
Matador Resources	0.9
Live Oak Bancshares	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005511
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Advisor Class
Trading Symbol	PASVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Advisor Class	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the style-specific Russell 2000 Value Index, stock selection in the industrials and business services sector was the leading contributor to relative performance. Strong demand from aerospace and defense markets supported share gains for RBC Bearings, a niche supplier of ball bearings and related products. The energy sector also added value due to stock choices, particularly our holding in UK oil field services provider TechnipFMC, which benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in financials detracted from relative results. Investor concerns regarding the regional bank Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. The health care sector also weighed on relative results, mainly due to stock choices. Our holding in diagnostic testing company QuidelOrtho hindered performance.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research and face-to-face meetings with company management are critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (Advisor Class)	7.76%	6.24%	9.35%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Value Index (Strategy Benchmark)	12.59	8.88	9.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,037,617,000
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 42,591,000
InvestmentCompanyPortfolioTurnover	36.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,037,617 Number of Portfolio Holdings382
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	13.0
Health Care	11.4
Consumer Discretionary	10.4
Real Estate	8.8
Information Technology	8.5
Energy	6.7
Materials	5.8
Utilities	5.5
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Columbia Banking System	1.9%
Pinnacle Financial Partners	1.7
PennyMac Financial Services	1.4
Texas Capital Bancshares	1.1
Cytokinetics	1.1
CareTrust REIT	0.9
HA Sustainable Infrastructure Capital	0.9
Viavi Solutions	0.9
Matador Resources	0.9
Live Oak Bancshares	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159683
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	I Class
Trading Symbol	PRVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - I Class	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the style-specific Russell 2000 Value Index, stock selection in the industrials and business services sector was the leading contributor to relative performance. Strong demand from aerospace and defense markets supported share gains for RBC Bearings, a niche supplier of ball bearings and related products. The energy sector also added value due to stock choices, particularly our holding in UK oil field services provider TechnipFMC, which benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in financials detracted from relative results. Investor concerns regarding the regional bank Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. The health care sector also weighed on relative results, mainly due to stock choices. Our holding in diagnostic testing company QuidelOrtho hindered performance.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research and face-to-face meetings with company management are critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (I Class)	8.35%	6.74%	9.83%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Value Index (Strategy Benchmark)	12.59	8.88	9.27

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,037,617,000
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 42,591,000
InvestmentCompanyPortfolioTurnover	36.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,037,617 Number of Portfolio Holdings382
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	13.0
Health Care	11.4
Consumer Discretionary	10.4
Real Estate	8.8
Information Technology	8.5
Energy	6.7
Materials	5.8
Utilities	5.5
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Columbia Banking System	1.9%
Pinnacle Financial Partners	1.7
PennyMac Financial Services	1.4
Texas Capital Bancshares	1.1
Cytokinetics	1.1
CareTrust REIT	0.9
HA Sustainable Infrastructure Capital	0.9
Viavi Solutions	0.9
Matador Resources	0.9
Live Oak Bancshares	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219318
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Z Class
Trading Symbol	TRZVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the style-specific Russell 2000 Value Index, stock selection in the industrials and business services sector was the leading contributor to relative performance. Strong demand from aerospace and defense markets supported share gains for RBC Bearings, a niche supplier of ball bearings and related products. The energy sector also added value due to stock choices, particularly our holding in UK oil field services provider TechnipFMC, which benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in financials detracted from relative results. Investor concerns regarding the regional bank Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. The health care sector also weighed on relative results, mainly due to stock choices. Our holding in diagnostic testing company QuidelOrtho hindered performance.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research and face-to-face meetings with company management are critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Small-Cap Value Fund (Z Class)	9.07%	7.45%	17.39%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 2000 Value Index (Strategy Benchmark)	12.59	8.88	18.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,037,617,000
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 42,591,000
InvestmentCompanyPortfolioTurnover	36.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,037,617 Number of Portfolio Holdings382
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	13.0
Health Care	11.4
Consumer Discretionary	10.4
Real Estate	8.8
Information Technology	8.5
Energy	6.7
Materials	5.8
Utilities	5.5
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Columbia Banking System	1.9%
Pinnacle Financial Partners	1.7
PennyMac Financial Services	1.4
Texas Capital Bancshares	1.1
Cytokinetics	1.1
CareTrust REIT	0.9
HA Sustainable Infrastructure Capital	0.9
Viavi Solutions	0.9
Matador Resources	0.9
Live Oak Bancshares	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless